INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 3,299,274
U.S. federal and state net operating loss carryforwards	$ 13,238,106